Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	£ 4,814	£ 4,753
Property, plant and equipment	1,038	1,189
Deferred tax asset	37	44
Total non-current assets	5,889	5,986
Current assets
Prepayments, accrued income and other receivables	4,198	4,628
Current income tax receivable	8,815	9,822
Cash and cash equivalents	73,421	87,356
Total current assets	86,434	101,806
Total assets	92,323	107,792
Capital and reserves
Share capital and share premium	143,135	142,937
Other reserves	69,214	66,887
Accumulated deficit	(128,158)	(110,594)
Total equity attributable to equity holders of the Company	84,191	99,230
Non-current liabilities
Provisions	46	46
Lease liabilities	231	367
Total non-current liabilities	277	413
Current liabilities
Trade payables	1,697	2,257
Payroll taxes and social security	166	177
Accrued expenditure	5,717	5,437
Lease liabilities	275	278
Total current liabilities	7,855	8,149
Total liabilities	8,132	8,562
Total equity and liabilities	£ 92,323	£ 107,792